Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
	Jul. 01, 2015	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Net Sales		$ 1,360	$ 1,486	$ 1,508	$ 1,363	$ 1,549	$ 1,632	$ 1,682	$ 1,569	$ 5,717	[1]	$ 6,432	[1]	$ 6,859	[1]
Cost of goods sold		1,147	1,222	1,282	1,111	1,248	1,273	1,311	1,240	4,762		5,072		5,395
Income (loss) before income taxes		(121)	(107)	(18)	58	120	143	155	132	(188)		550		576
Net income (loss)		(86)	(29)	(18)	43	79	108	116	98	(90)		401		424
Net income (loss) attributable to Chemours		$ (86)	$ (29)	$ (18)	$ 43	$ 79	$ 107	$ 116	$ 98	$ (90)		$ 400		$ 423
Basic earnings (loss) per share (in dollars per share)		$ (0.48)	$ (0.16)	$ (0.10)	$ 0.24	$ 0.44	$ 0.59	$ 0.64	$ 0.54	$ (0.50)		$ 2.21	[2]	$ 2.34	[2]
Diluted earnings (loss) per share (in dollars per share)		$ (0.48)	$ (0.16)	$ (0.10)	$ 0.24	$ 0.44	$ 0.59	$ 0.64	$ 0.54	$ (0.50)		$ 2.21	[2]	$ 2.34	[2]
Number of basic common shares	180,966,833

[1]	Net sales are attributed to countries based on customer location.
[2]	On July 1, 2015, E. I. du Pont de Nemours and Company distributed 180,966,833 shares of Chemours' common stock to holders of its common stock. Basic and diluted (loss) earnings per common share for the years ended December 31, 2014 and 2013 were calculated using the shares distributed on July 1, 2015. Refer to Note 9 for information regarding the calculation of basic and diluted earnings per share.